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February 17, 2006


U.S. Securities & Exchange Commission
450 Fifth Street, N.W.
Washington, DC 20549


RE:  VANGUARD WHITEHALL FUNDS (THE TRUST)
     FILE NO.  33-64845
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Commissioners:

Enclosed is the 28th Post-Effective Amendment to the Trust's registration statement on Form N-1A for the Vanguard Whitehall Funds (the "Trust"). The purpose of this amendment is to: (1) address comments of the Commission's staff; (2) include audited financial statements for the fiscal year ended October 31, 2005; and (3) include a number of non-material editorial changes.

Pursuant to the requirements of 485(b), it is hereby requested that the Amendment become effective on February 17, 2006.

Please contact me at (610) 669-5284 with any questions or comments that you have concerning the enclosed Amendment.


Sincerely,




Lisa Matson
Associate Counsel

cc: Christian Sandoe, Esquire
    U.S. Securities & Exchange Commission